Trade payables - Disclosure of trade payables (Details) - EUR (€) € in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Merchants	€ 48,190	€ 113,128	€ 124,008
Tourists	80,473	92,394	91,735
Agents	3,956	3,744	19,566
Other trade payables	14,858	28,053	28,411
Trade payables	€ 147,477	€ 237,319	€ 263,720